Transactions with Related Parties, Summary (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transactions with Related Parties [Abstract]
Management fees	$ 9,395,900	$ 6,744,750	$ 930,500
Interest expense	0	204,167	305,000
Administration fees	2,100,000	1,200,000	400,000
Assets [Abstract]
Due from related party - current	2,995,682	0
Due from related party - non-current	5,222,572	810,437
Liabilities [Abstract]
Due to related party - current	0	4,507,569
Castor Ships [Member]
Transactions with Related Parties [Abstract]
Management fees	4,038,500	1,983,750	162,500
Sale & purchase commission	874,500	3,406,400	138,600
Assets [Abstract]
Due from related party - current	330,706	0
Due from related party - non-current	5,222,572	0
Liabilities [Abstract]
Due to related party - current	0	597,684
Castor Ships [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Charter hire commissions	3,381,564	1,671,145	29,769
Castor Ships [Member] | General and Administrative Expenses [Member]
Transactions with Related Parties [Abstract]
Administration fees	2,100,000	1,200,000	400,000
Castor Ships [Member] | Gain on Sale of Vessel [Member]
Transactions with Related Parties [Abstract]
Sale & purchase commission	131,500	0	0
Pavimar [Member]
Transactions with Related Parties [Abstract]
Management fees	5,357,400	4,761,000	768,000
Assets [Abstract]
Due from related party - current	2,664,976	0
Due from related party - non-current	0	810,437
Liabilities [Abstract]
Due to related party - current	0	3,909,885
Thalassa [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Interest expense	$ 0	$ 204,167	$ 305,000